Note 11 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ASSETS (note 11)	$ 2,218	$ 2,515
Deferred Charges [Member]
OTHER ASSETS (note 11)	867	1,060
Land Use Rights [Member]
OTHER ASSETS (note 11)	724	743
Refundable Deposits [Member]
OTHER ASSETS (note 11)	443	483
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 11)	$ 184	$ 229